SHARE-BASED COMPENSATION ARRANGEMENTS (Details 1)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	5,288,000	8,146,000
Forfeited during the year | Share	(254,000)	(261,000)
Exercised during the year | Share	(3,295,000)	(3,374,000)
Granted during the year | Share	353,000	777,000
Number of shares, Outstanding | Share	2,092,000	5,288,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.277	$ 8.606
Forfeited during the year | $ / shares	6.275	9.948
Exercised during the year | $ / shares	8.208	8.091
Granted during the year | $ / shares	2.16	4.596
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 7.601	$ 8.277
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	1,992,000	4,486,000
Forfeited during the year | Share	(254,000)	(80,000)
Exercised during the year | Share	(930,000)	(2,582,000)
Granted during the year | Share	143,700	168,048
Number of shares, Outstanding | Share	952,000	1,992,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.937	$ 6.796
Forfeited during the year | $ / shares	6.328	9.952
Exercised during the year | $ / shares	9.32	4.891
Granted during the year | $ / shares	2.16	4.453
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.238	$ 8.937